American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income Fund
November 30, 2025

Avantis Core Fixed Income Fund - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 62.9%
Aerospace and Defense — 1.0%
Lockheed Martin Corp., 4.75%, 2/15/34	300,000	305,237
Lockheed Martin Corp., 4.50%, 5/15/36	650,000	642,659
RTX Corp., 5.15%, 2/27/33	250,000	260,917
Textron, Inc., 5.50%, 5/15/35	450,000	469,675
		1,678,488
Automobiles — 1.0%
American Honda Finance Corp., 5.05%, 7/10/31	350,000	360,353
Toyota Motor Credit Corp., 4.60%, 10/10/31	975,000	993,140
Toyota Motor Credit Corp., 4.70%, 1/12/33	250,000	255,302
		1,608,795
Banks — 5.6%
African Development Bank, 0.875%, 3/23/26	100,000	99,067
African Development Bank, 3.50%, 9/18/29	100,000	99,636
Asian Development Bank, 2.00%, 4/24/26	200,000	198,528
Asian Development Bank, 2.375%, 8/10/27	16,000	15,690
Asian Development Bank, 3.625%, 8/28/29	100,000	100,156
Asian Development Bank, 4.125%, 5/30/30	250,000	255,139
Asian Development Bank, 4.375%, 3/22/35	250,000	256,779
Asian Infrastructure Investment Bank, 4.50%, 1/16/30	100,000	103,345
Banco Santander SA, 3.80%, 2/23/28	200,000	198,407
Banco Santander SA, 4.38%, 4/12/28	600,000	602,885
Bank of America Corp., VRN, 2.97%, 2/4/33	300,000	275,843
Bank of Montreal, 5.51%, 6/4/31	150,000	158,753
Bank of Nova Scotia, 5.45%, 8/1/29	600,000	626,918
Bank of Nova Scotia, 4.85%, 2/1/30	200,000	205,186
Barclays PLC, VRN, 5.79%, 2/25/36	400,000	422,404
Citibank NA, 5.57%, 4/30/34	300,000	319,686
Citigroup, Inc., VRN, 4.91%, 5/24/33	100,000	101,868
Council of Europe Development Bank, 4.125%, 1/24/29	100,000	101,642
Council of Europe Development Bank, 4.50%, 1/15/30	100,000	103,347
European Bank for Reconstruction & Development, 4.125%, 1/25/29	200,000	203,317
European Investment Bank, 3.25%, 11/15/27	250,000	248,648
European Investment Bank, 4.50%, 10/16/28	100,000	102,672
European Investment Bank, 3.625%, 7/15/30	250,000	249,951
European Investment Bank, 4.625%, 2/12/35	250,000	261,580
Fifth Third Bancorp, VRN, 6.34%, 7/27/29	200,000	210,769
HSBC Holdings PLC, VRN, 6.16%, 3/9/29	200,000	208,477
Inter-American Development Bank, 4.00%, 1/12/28	350,000	353,314
Inter-American Development Bank, 3.125%, 9/18/28	50,000	49,453
Inter-American Development Bank, 1.125%, 1/13/31	150,000	132,224
International Bank for Reconstruction & Development, 4.00%, 1/10/31	156,000	158,301
International Bank for Reconstruction & Development, 4.625%, 1/15/32	250,000	261,340
JPMorgan Chase & Co., VRN, 2.96%, 1/25/33	250,000	230,799
JPMorgan Chase & Co., VRN, 4.59%, 4/26/33	200,000	202,096
Kreditanstalt fuer Wiederaufbau, 3.625%, 4/1/26	100,000	99,925
Kreditanstalt fuer Wiederaufbau, 4.75%, 10/29/30	250,000	262,595
Kreditanstalt fuer Wiederaufbau, 4.375%, 2/28/34	150,000	154,565
Lloyds Banking Group PLC, 4.55%, 8/16/28	625,000	632,255

Nordic Investment Bank, 3.75%, 5/9/30	200,000	201,086
Toronto-Dominion Bank, 4.46%, 6/8/32	400,000	401,484
Truist Financial Corp., VRN, 5.07%, 5/20/31	250,000	257,386
Wells Fargo & Co., VRN, 3.35%, 3/2/33	300,000	281,953
		9,409,469
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	250,000	249,919
Brown-Forman Corp., 4.75%, 4/15/33	500,000	508,988
Constellation Brands, Inc., 4.90%, 5/1/33(1)	300,000	302,700
Pepsico Singapore Financing I Pte. Ltd., 4.70%, 2/16/34	500,000	507,182
		1,568,789
Biotechnology — 1.4%
AbbVie, Inc., 4.875%, 3/15/30	100,000	103,375
AbbVie, Inc., 4.55%, 3/15/35	250,000	249,096
AbbVie, Inc., 5.20%, 3/15/35	750,000	783,322
Biogen, Inc., 2.25%, 5/1/30	78,000	71,810
Biogen, Inc., 5.05%, 1/15/31(1)	150,000	155,444
Gilead Sciences, Inc., 5.10%, 6/15/35	1,000,000	1,034,948
		2,397,995
Broadline Retail — 0.5%
Amazon.com, Inc., 4.80%, 12/5/34(1)	850,000	882,262
Building Products — 0.1%
Owens Corning, 3.875%, 6/1/30	150,000	147,538
Capital Markets — 4.9%
Ameriprise Financial, Inc., 5.20%, 4/15/35	625,000	641,938
Ares Management Corp., 6.375%, 11/10/28	450,000	476,240
Blackrock, Inc., 2.40%, 4/30/30	525,000	491,961
Blackrock, Inc., 2.10%, 2/25/32	75,000	66,351
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 1/30/32	125,000	109,873
Brookfield Finance, Inc., 2.72%, 4/15/31	300,000	275,104
Charles Schwab Corp., 1.95%, 12/1/31	120,000	105,120
CME Group, Inc., 4.40%, 3/15/30	250,000	253,550
Deutsche Bank AG, VRN, 6.72%, 1/18/29	200,000	209,700
Goldman Sachs Group, Inc., 3.80%, 3/15/30	150,000	148,089
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	450,000	471,392
Goldman Sachs Group, Inc., VRN, 3.10%, 2/24/33	150,000	138,870
Intercontinental Exchange, Inc., 4.35%, 6/15/29	725,000	733,502
Intercontinental Exchange, Inc., 5.25%, 6/15/31	300,000	314,628
Intercontinental Exchange, Inc., 4.60%, 3/15/33	100,000	101,439
Lazard Group LLC, 6.00%, 3/15/31	350,000	371,511
LPL Holdings, Inc., 6.75%, 11/17/28	200,000	213,502
LPL Holdings, Inc., 5.75%, 6/15/35	675,000	698,106
Morgan Stanley, 7.25%, 4/1/32	200,000	232,221
MSCI, Inc., 5.25%, 9/1/35	500,000	505,814
Nasdaq, Inc., 5.55%, 2/15/34	262,000	276,978
Northern Trust Corp., 1.95%, 5/1/30	200,000	183,562
S&P Global, Inc., 2.90%, 3/1/32	600,000	555,773
S&P Global, Inc., 5.25%, 9/15/33(1)	450,000	475,156
State Street Corp., 4.83%, 4/24/30(1)	200,000	206,346
		8,256,726
Chemicals — 0.4%
CF Industries, Inc., 5.15%, 3/15/34	138,000	139,395
EIDP, Inc., 5.125%, 5/15/32	150,000	154,569
Mosaic Co., 5.375%, 11/15/28	275,000	284,152
Mosaic Co., 5.45%, 11/15/33	60,000	62,150

RPM International, Inc., 4.55%, 3/1/29	64,000	64,822
		705,088
Commercial Services and Supplies — 1.0%
Eaton Capital ULC, 4.45%, 5/9/30	200,000	202,466
RELX Capital, Inc., 5.25%, 3/27/35	625,000	650,352
Republic Services, Inc., 4.75%, 7/15/30	113,000	116,101
Republic Services, Inc., 5.00%, 4/1/34	300,000	310,296
Waste Management, Inc., 4.875%, 2/15/34	300,000	309,592
		1,588,807
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	150,000	163,814
Construction Materials — 0.3%
Vulcan Materials Co., 5.35%, 12/1/34	475,000	494,713
Consumer Finance — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/6/28	400,000	414,936
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	300,000	322,455
Capital One Financial Corp., 6.70%, 11/29/32	250,000	277,127
Capital One Financial Corp., VRN, 6.31%, 6/8/29	100,000	105,035
Capital One Financial Corp., VRN, 5.27%, 5/10/33	300,000	308,189
		1,427,742
Consumer Staples Distribution & Retail — 0.8%
Sysco Corp., 5.375%, 9/21/35	825,000	859,399
Walmart, Inc., 5.25%, 9/1/35	400,000	427,642
		1,287,041
Diversified REITs — 3.7%
Boston Properties LP, 6.75%, 12/1/27	450,000	471,401
Brixmor Operating Partnership LP, 5.20%, 4/1/32	200,000	205,564
Brixmor Operating Partnership LP, 5.75%, 2/15/35	450,000	474,466
ERP Operating LP, 3.00%, 7/1/29	825,000	796,202
Essex Portfolio LP, 4.00%, 3/1/29	325,000	323,543
Essex Portfolio LP, 5.375%, 4/1/35	500,000	520,962
Federal Realty OP LP, 3.50%, 6/1/30	400,000	386,589
Invitation Homes Operating Partnership LP, 4.15%, 4/15/32	900,000	875,839
Mid-America Apartments LP, 4.95%, 3/1/35	775,000	787,860
Prologis LP, 2.25%, 4/15/30	115,000	106,726
Prologis LP, 4.75%, 1/15/31(1)	150,000	153,743
Prologis LP, 5.125%, 1/15/34	150,000	155,046
Prologis LP, 5.25%, 5/15/35	800,000	830,845
Simon Property Group LP, 2.20%, 2/1/31	200,000	181,036
		6,269,822
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 2.75%, 6/1/31	120,000	110,620
Verizon Communications, Inc., 4.75%, 1/15/33	200,000	201,278
Verizon Communications, Inc., 4.50%, 8/10/33	150,000	148,795
		460,693
Electric Utilities — 4.9%
Alabama Power Co., 5.10%, 4/2/35	625,000	642,336
American Electric Power Co., Inc., 5.95%, 11/1/32	350,000	378,278
Arizona Public Service Co., 5.70%, 8/15/34	250,000	264,247
Baltimore Gas & Electric Co., 2.25%, 6/15/31	140,000	126,958
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	120,000	137,345
Connecticut Light & Power Co., 4.95%, 8/15/34	750,000	762,204
Constellation Energy Generation LLC, 6.25%, 10/1/39	200,000	219,346
DTE Electric Co., Series C, 2.625%, 3/1/31	66,000	61,040
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	109,517

Duke Energy Corp., 4.50%, 8/15/32	125,000	125,125
Duke Energy Corp., 5.45%, 6/15/34	650,000	681,435
Duke Energy Florida LLC, 6.40%, 6/15/38	575,000	651,395
Exelon Corp., 5.125%, 3/15/31	150,000	155,355
Florida Power & Light Co., 5.30%, 6/15/34	100,000	105,247
Georgia Power Co., 4.95%, 5/17/33	475,000	486,993
Pacific Gas & Electric Co., 5.55%, 5/15/29	200,000	206,881
PacifiCorp, 6.25%, 10/15/37	750,000	790,986
PPL Electric Utilities Corp., 4.85%, 2/15/34	100,000	102,366
Public Service Electric & Gas Co., 4.65%, 3/15/33	625,000	633,097
Puget Energy, Inc., 4.22%, 3/15/32	400,000	384,590
Southern Co., 3.70%, 4/30/30	150,000	146,897
Southwestern Public Service Co., 5.30%, 5/15/35	650,000	668,262
Virginia Electric & Power Co., 5.00%, 1/15/34	250,000	255,307
Wisconsin Electric Power Co., 4.60%, 10/1/34	200,000	200,432
		8,295,639
Electrical Equipment — 0.1%
Emerson Electric Co., 5.00%, 3/15/35	200,000	207,157
Electronic Equipment, Instruments and Components — 0.1%
TD SYNNEX Corp., 2.65%, 8/9/31	200,000	180,060
Energy Equipment and Services — 1.5%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 5/1/30	800,000	809,919
Halliburton Co., 4.85%, 11/15/35	825,000	821,042
Schlumberger Holdings Corp., 4.85%, 5/15/33(1)(2)	600,000	606,600
Schlumberger Holdings Corp., 5.00%, 6/1/34(2)	350,000	358,008
		2,595,569
Entertainment — 0.4%
Take-Two Interactive Software, Inc., 4.00%, 4/14/32	400,000	389,309
Walt Disney Co., 6.40%, 12/15/35	225,000	256,499
		645,808
Financial Services — 1.9%
Apollo Global Management, Inc., 5.15%, 8/12/35	500,000	501,195
Corebridge Financial, Inc., 3.85%, 4/5/29	500,000	492,614
Corebridge Financial, Inc., 5.75%, 1/15/34	250,000	261,030
Fiserv, Inc., 5.45%, 3/15/34	315,000	320,639
National Rural Utilities Cooperative Finance Corp., 4.02%, 11/1/32	500,000	489,905
National Rural Utilities Cooperative Finance Corp., 5.00%, 8/15/34	200,000	205,445
Visa, Inc., 2.05%, 4/15/30	500,000	463,823
Visa, Inc., 4.15%, 12/14/35	500,000	487,569
		3,222,220
Food Products — 1.6%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	66,000	63,840
Archer-Daniels-Midland Co., 2.90%, 3/1/32	1,100,000	1,015,850
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	100,000	92,263
Conagra Brands, Inc., 4.85%, 11/1/28	75,000	76,048
General Mills, Inc., 4.95%, 3/29/33	200,000	204,017
J.M. Smucker Co., 4.25%, 3/15/35	800,000	760,730
Kraft Heinz Foods Co., 5.20%, 3/15/32(1)	150,000	154,938
Mars, Inc., 5.00%, 3/1/32(2)	250,000	258,500
		2,626,186
Ground Transportation — 2.0%
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	450,000	483,815
Canadian National Railway Co., 6.25%, 8/1/34	200,000	223,350
Canadian National Railway Co., 4.375%, 9/18/34	650,000	642,628
Canadian National Railway Co., 6.375%, 11/15/37	200,000	226,936

Canadian Pacific Railway Co., 4.80%, 3/30/30	175,000	179,657
CSX Corp., 6.15%, 5/1/37	75,000	83,441
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	200,000	204,589
Ryder System, Inc., 6.60%, 12/1/33	250,000	280,994
Uber Technologies, Inc., 4.80%, 9/15/34	150,000	150,934
Union Pacific Corp., 2.80%, 2/14/32	450,000	414,577
Union Pacific Corp., 4.50%, 1/20/33(1)	475,000	481,854
		3,372,775
Health Care Equipment and Supplies — 0.8%
Abbott Laboratories, 4.75%, 11/30/36	500,000	508,576
Medtronic Global Holdings SCA, 4.50%, 3/30/33	500,000	503,582
Zimmer Biomet Holdings, Inc., 5.50%, 2/19/35	240,000	251,090
		1,263,248
Health Care Providers and Services — 1.1%
Cardinal Health, Inc., 5.45%, 2/15/34	375,000	392,703
Cigna Group, 5.40%, 3/15/33	100,000	104,863
Elevance Health, Inc., 2.875%, 9/15/29	675,000	644,718
HCA, Inc., 3.625%, 3/15/32	200,000	189,765
HCA, Inc., 5.50%, 6/1/33	250,000	262,335
Humana, Inc., 2.15%, 2/3/32(1)	200,000	173,688
Humana, Inc., 5.55%, 5/1/35	150,000	154,018
		1,922,090
Health Care REITs — 1.1%
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32	250,000	212,065
Alexandria Real Estate Equities, Inc., 5.25%, 5/15/36	500,000	498,161
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	400,000	373,752
Omega Healthcare Investors, Inc., 3.25%, 4/15/33(1)	450,000	401,922
Welltower OP LLC, 4.50%, 7/1/30	400,000	405,556
		1,891,456
Hotels, Restaurants and Leisure — 0.5%
Expedia Group, Inc., 2.95%, 3/15/31	500,000	465,287
Hyatt Hotels Corp., 5.75%, 3/30/32(1)	150,000	157,488
Marriott International, Inc., 4.625%, 6/15/30	75,000	76,180
Marriott International, Inc., 5.10%, 4/15/32	150,000	155,019
		853,974
Household Durables — 0.8%
PulteGroup, Inc., 6.00%, 2/15/35	500,000	541,450
Toll Brothers Finance Corp., 5.60%, 6/15/35(1)	750,000	776,053
		1,317,503
Industrial Conglomerates — 1.6%
3M Co., 4.80%, 3/15/30	200,000	205,292
Eaton Corp., 4.15%, 3/15/33(1)	900,000	892,435
Honeywell International, Inc., 4.75%, 2/1/32	125,000	128,240
Honeywell International, Inc., 5.00%, 2/15/33	450,000	466,556
Honeywell International, Inc., 4.50%, 1/15/34	500,000	498,592
Pentair Finance SARL, 5.90%, 7/15/32	400,000	426,559
		2,617,674
Insurance — 2.6%
Allstate Corp., 5.95%, 4/1/36	465,000	501,850
Arthur J Gallagher & Co., 6.50%, 2/15/34	350,000	388,412
Chubb Corp., 6.00%, 5/11/37	725,000	798,076
Equitable Financial Life Global Funding, 5.00%, 3/27/30(2)	150,000	153,888
Marsh & McLennan Cos., Inc., 4.75%, 3/15/39	400,000	388,964
Prudential Financial, Inc., 5.20%, 3/14/35	150,000	154,722
Prudential Financial, Inc., Series D, 5.70%, 12/14/36	575,000	616,078

Prudential Funding Asia PLC, 3.625%, 3/24/32	250,000	238,060
RenaissanceRe Holdings Ltd., 5.80%, 4/1/35	500,000	526,860
Travelers Cos., Inc., 6.25%, 6/15/37	550,000	618,580
		4,385,490
Interactive Media and Services — 0.5%
Alphabet, Inc., 4.375%, 11/15/32	200,000	202,492
Alphabet, Inc., 4.70%, 11/15/35	300,000	304,961
Meta Platforms, Inc., 4.60%, 11/15/32	400,000	406,097
		913,550
IT Services — 0.7%
International Business Machines Corp., 5.20%, 2/10/35	500,000	518,166
VeriSign, Inc., 2.70%, 6/15/31	450,000	408,700
VeriSign, Inc., 5.25%, 6/1/32	250,000	257,117
		1,183,983
Life Sciences Tools and Services — 0.5%
Thermo Fisher Scientific, Inc., 4.98%, 8/10/30	100,000	103,854
Thermo Fisher Scientific, Inc., 5.20%, 1/31/34(1)	500,000	523,892
Thermo Fisher Scientific, Inc., 5.40%, 8/10/43	225,000	229,901
		857,647
Machinery — 2.8%
Caterpillar, Inc., 5.20%, 5/15/35	925,000	968,793
CNH Industrial Capital LLC, 4.75%, 3/21/28	625,000	633,423
Cummins, Inc., 4.70%, 2/15/31	925,000	948,526
Cummins, Inc., 5.15%, 2/20/34	250,000	260,252
Ingersoll Rand, Inc., 5.70%, 8/14/33	250,000	266,902
Ingersoll Rand, Inc., 5.45%, 6/15/34	456,000	478,066
John Deere Capital Corp., 3.90%, 6/7/32	625,000	615,757
PACCAR Financial Corp., 4.00%, 9/26/29	500,000	502,639
		4,674,358
Media — 0.4%
Comcast Corp., 4.25%, 10/15/30	210,000	210,568
Fox Corp., 6.50%, 10/13/33	450,000	498,780
		709,348
Metals and Mining — 1.4%
Barrick Mining Corp., 6.45%, 10/15/35	100,000	111,744
BHP Billiton Finance USA Ltd., 5.25%, 9/8/33	125,000	130,517
BHP Billiton Finance USA Ltd., 5.30%, 2/21/35	775,000	807,044
Kinross Gold Corp., 6.25%, 7/15/33	133,000	146,104
Rio Tinto Finance USA PLC, 4.875%, 3/14/30	175,000	180,205
Southern Copper Corp., 7.50%, 7/27/35	350,000	416,218
Steel Dynamics, Inc., 3.25%, 1/15/31	100,000	95,359
Steel Dynamics, Inc., 5.25%, 5/15/35	475,000	488,166
		2,375,357
Multi-Utilities — 0.9%
Ameren Corp., 5.375%, 3/15/35	475,000	489,606
Consumers Energy Co., 3.60%, 8/15/32	400,000	382,935
Consumers Energy Co., 4.625%, 5/15/33	200,000	202,219
Dominion Energy, Inc., 5.95%, 6/15/35	100,000	107,471
DTE Energy Co., 5.85%, 6/1/34	200,000	214,245
San Diego Gas & Electric Co., 5.40%, 4/15/35	150,000	156,533
		1,553,009
Oil, Gas and Consumable Fuels — 3.6%
Boardwalk Pipelines LP, 3.60%, 9/1/32	925,000	858,309
BP Capital Markets America, Inc., 4.89%, 9/11/33	260,000	266,362
BP Capital Markets America, Inc., 5.23%, 11/17/34	750,000	781,328

Canadian Natural Resources Ltd., 5.85%, 2/1/35	110,000	115,357
Chevron USA, Inc., 4.82%, 4/15/32	950,000	980,803
Chevron USA, Inc., 6.00%, 3/1/41	248,000	273,802
ConocoPhillips Co., 6.60%, 10/1/37	100,000	112,850
DCP Midstream Operating LP, 3.25%, 2/15/32	875,000	807,751
Diamondback Energy, Inc., 5.55%, 4/1/35	200,000	206,881
Energy Transfer LP, 5.25%, 4/15/29	650,000	669,091
Enterprise Products Operating LLC, 4.85%, 1/31/34	300,000	305,504
Equinor ASA, 1.75%, 1/22/26	70,000	69,773
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	250,000	292,196
ONEOK, Inc., 6.00%, 6/15/35	60,000	63,556
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30	68,000	68,423
Valero Energy Corp., 5.15%, 2/15/30	175,000	180,592
		6,052,578
Personal Care Products — 0.7%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	300,000	302,454
Kenvue, Inc., 4.90%, 3/22/33	600,000	615,535
Unilever Capital Corp., 4.625%, 8/12/34	250,000	253,771
		1,171,760
Pharmaceuticals — 2.1%
Astrazeneca Finance LLC, 4.90%, 3/3/30	400,000	414,625
AstraZeneca PLC, 6.45%, 9/15/37	775,000	894,684
Bristol-Myers Squibb Co., 5.10%, 2/22/31	150,000	156,915
Bristol-Myers Squibb Co., 2.95%, 3/15/32	225,000	209,281
Eli Lilly & Co., 4.75%, 2/12/30	1,000,000	1,030,419
GlaxoSmithKline Capital, Inc., 4.50%, 4/15/30	250,000	254,684
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	236,000	268,684
Novartis Capital Corp., 4.20%, 9/18/34	250,000	246,367
Royalty Pharma PLC, 2.20%, 9/2/30	73,000	66,212
		3,541,871
Professional Services — 0.3%
Paychex, Inc., 5.35%, 4/15/32	150,000	156,048
Paychex, Inc., 1, 5.60%, 4/15/35	150,000	157,815
Verisk Analytics, Inc., 5.25%, 3/15/35	250,000	256,105
		569,968
Real Estate Management and Development — 0.9%
CBRE Services, Inc., 2.50%, 4/1/31	400,000	364,370
CBRE Services, Inc., 5.95%, 8/15/34	325,000	350,322
First Industrial LP, 5.25%, 1/15/31	750,000	771,789
		1,486,481
Residential REITs — 0.6%
AvalonBay Communities, Inc., 3.30%, 6/1/29	75,000	73,175
AvalonBay Communities, Inc., 4.35%, 12/1/30(3)	200,000	201,017
AvalonBay Communities, Inc., 5.35%, 6/1/34	200,000	209,473
UDR, Inc., 3.20%, 1/15/30	264,000	253,859
UDR, Inc., 3.00%, 8/15/31	100,000	92,850
UDR, Inc., 5.125%, 9/1/34	200,000	204,715
		1,035,089
Retail REITs — 0.2%
Kimco Realty OP LLC, 4.60%, 2/1/33	175,000	175,406
Realty Income Corp., 5.125%, 4/15/35	75,000	76,796
		252,202
Semiconductors and Semiconductor Equipment — 1.1%
Applied Materials, Inc., 5.10%, 10/1/35(1)	150,000	156,071
Broadcom, Inc., 4.30%, 11/15/32	760,000	756,198

KLA Corp., 4.65%, 7/15/32	250,000	255,494
Micron Technology, Inc., 4.66%, 2/15/30	150,000	151,966
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	120,000	122,137
Texas Instruments, Inc., 4.90%, 3/14/33	400,000	414,406
		1,856,272
Software — 0.3%
Autodesk, Inc., 2.85%, 1/15/30	150,000	142,218
Oracle Corp., 6.50%, 4/15/38	400,000	418,905
		561,123
Specialized REITs — 0.8%
American Tower Corp., 2.90%, 1/15/30	100,000	94,678
American Tower Corp., 4.90%, 3/15/30	150,000	153,565
American Tower Corp., 5.35%, 3/15/35(1)	200,000	206,308
Crown Castle, Inc., 5.60%, 6/1/29	150,000	155,932
Crown Castle, Inc., 3.30%, 7/1/30	150,000	142,632
VICI Properties LP, 5.75%, 4/1/34	500,000	519,212
VICI Properties LP, 5.625%, 4/1/35(1)	75,000	76,859
		1,349,186
Specialty Retail — 0.1%
AutoZone, Inc., 4.00%, 4/15/30	150,000	148,890
Technology Hardware, Storage and Peripherals — 0.5%
Dell International LLC/EMC Corp., 5.75%, 2/1/33	150,000	158,970
Dell International LLC/EMC Corp., 5.40%, 4/15/34	475,000	491,095
NetApp, Inc., 5.50%, 3/17/32	250,000	261,523
		911,588
Water Utilities — 0.1%
American Water Capital Corp., 5.25%, 3/1/35	150,000	155,490
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 5.125%, 5/15/32	150,000	155,327
Vodafone Group PLC, 6.15%, 2/27/37	630,000	691,160
		846,487
TOTAL CORPORATE BONDS (Cost $103,442,651)		105,950,868
U.S. TREASURY SECURITIES — 24.6%
U.S. Treasury Bonds, 6.125%, 11/15/27	250,000	262,451
U.S. Treasury Bonds, 5.25%, 11/15/28	750,000	786,738
U.S. Treasury Bonds, 1.125%, 5/15/40	400,000	258,961
U.S. Treasury Bonds, 1.125%, 8/15/40	400,000	256,328
U.S. Treasury Bonds, 1.375%, 11/15/40	950,000	629,412
U.S. Treasury Bonds, 1.875%, 2/15/41	400,000	285,156
U.S. Treasury Bonds, 1.75%, 8/15/41	1,400,000	963,949
U.S. Treasury Bonds, 2.00%, 11/15/41	800,000	569,875
U.S. Treasury Bonds, 2.375%, 2/15/42	750,000	563,071
U.S. Treasury Bonds, 2.75%, 11/15/42	940,000	737,349
U.S. Treasury Bonds, 2.875%, 5/15/43	650,000	515,201
U.S. Treasury Bonds, 3.125%, 8/15/44	750,000	607,354
U.S. Treasury Bonds, 3.00%, 11/15/44	525,000	415,468
U.S. Treasury Bonds, 2.50%, 2/15/45	1,400,000	1,015,055
U.S. Treasury Bonds, 3.00%, 5/15/45	725,000	570,994
U.S. Treasury Notes, 0.375%, 12/31/25	200,000	199,440
U.S. Treasury Notes, 2.625%, 12/31/25	750,000	749,187
U.S. Treasury Notes, 0.375%, 1/31/26	855,000	849,943
U.S. Treasury Notes, 0.50%, 2/28/26	1,250,000	1,239,768
U.S. Treasury Notes, 4.50%, 3/31/26	1,000,000	1,002,193
U.S. Treasury Notes, 0.75%, 4/30/26	1,000,000	987,593

U.S. Treasury Notes, 1.50%, 8/15/26	635,000	625,191
U.S. Treasury Notes, 3.75%, 8/31/26	800,000	800,242
U.S. Treasury Notes, 4.625%, 10/15/26	750,000	756,165
U.S. Treasury Notes, 3.875%, 5/31/27	750,000	753,516
U.S. Treasury Notes, 0.75%, 1/31/28	800,000	754,656
U.S. Treasury Notes, 1.125%, 2/29/28	800,000	759,484
U.S. Treasury Notes, 1.25%, 6/30/28	1,300,000	1,228,729
U.S. Treasury Notes, 3.875%, 7/15/28	1,300,000	1,312,543
U.S. Treasury Notes, 1.125%, 8/31/28	1,500,000	1,407,832
U.S. Treasury Notes, 1.25%, 9/30/28	2,200,000	2,068,129
U.S. Treasury Notes, 1.375%, 12/31/28	800,000	750,953
U.S. Treasury Notes, 1.75%, 1/31/29	1,100,000	1,042,443
U.S. Treasury Notes, 4.25%, 2/28/29	750,000	766,802
U.S. Treasury Notes, 4.00%, 7/31/29	1,050,000	1,066,509
U.S. Treasury Notes, 3.75%, 6/30/30	875,000	881,050
U.S. Treasury Notes, 4.875%, 10/31/30	650,000	686,778
U.S. Treasury Notes, 0.875%, 11/15/30	950,000	833,365
U.S. Treasury Notes, 3.75%, 12/31/30(4)	1,620,000	1,629,587
U.S. Treasury Notes, 4.00%, 1/31/31	750,000	763,023
U.S. Treasury Notes, 4.25%, 2/28/31	1,150,000	1,183,759
U.S. Treasury Notes, 1.625%, 5/15/31	900,000	810,633
U.S. Treasury Notes, 1.25%, 8/15/31	1,250,000	1,094,873
U.S. Treasury Notes, 1.375%, 11/15/31	750,000	657,275
U.S. Treasury Notes, 1.875%, 2/15/32	600,000	538,852
U.S. Treasury Notes, 2.75%, 8/15/32	1,100,000	1,034,000
U.S. Treasury Notes, 3.875%, 8/15/33	750,000	751,597
U.S. Treasury Notes, 4.25%, 11/15/34	650,000	664,739
U.S. Treasury Notes, 4.625%, 2/15/35	950,000	997,982
U.S. Treasury Notes, 4.25%, 5/15/35	900,000	918,774
U.S. Treasury Notes, 4.25%, 8/15/35	450,000	458,824
TOTAL U.S. TREASURY SECURITIES (Cost $40,952,293)		41,463,791
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.1%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.1%
GNMA, 3.50%, TBA	2,000,000	1,833,828
GNMA, 3.50%, TBA	1,750,000	1,604,600
GNMA, 4.50%, TBA	1,250,000	1,221,948
GNMA, 4.50%, TBA	250,000	244,556
GNMA, 5.00%, TBA	2,500,000	2,497,580
GNMA, 5.00%, TBA	2,000,000	1,995,720
GNMA, 5.50%, TBA	2,250,000	2,272,576
GNMA, 5.50%, TBA	1,750,000	1,765,987
UMBS, 2.00%, TBA	1,000,000	924,739
UMBS, 3.50%, TBA	1,250,000	1,156,350
UMBS, 3.50%, TBA	500,000	486,218
UMBS, 4.00%, TBA	3,250,000	3,094,583
UMBS, 4.00%, TBA	2,000,000	1,905,140
UMBS, 4.00%, TBA	1,050,000	1,035,796
UMBS, 4.50%, TBA	2,500,000	2,445,562
UMBS, 4.50%, TBA	1,000,000	1,000,156
UMBS, 4.50%, TBA	1,000,000	979,084
UMBS, 5.00%, TBA	2,000,000	1,996,221
UMBS, 5.00%, TBA	1,000,000	997,251
UMBS, 5.50%, TBA	1,750,000	1,770,830
UMBS, 5.50%, TBA	1,000,000	1,012,762
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $32,185,209)		32,241,487

U.S. GOVERNMENT AGENCY SECURITIES — 1.4%
Federal Farm Credit Banks Funding Corp., 4.375%, 6/23/26	250,000	250,901
Federal Farm Credit Banks Funding Corp., 4.50%, 8/14/26	235,000	236,303
FHLB, 4.625%, 11/17/26	250,000	252,252
FHLB, 1.25%, 12/21/26	250,000	244,353
FHLB, 3.25%, 6/9/28	250,000	248,455
FHLMC, 0.80%, 10/27/26	250,000	243,585
FHLMC, 6.75%, 3/15/31	250,000	286,971
FNMA, 6.625%, 11/15/30	300,000	340,584
Tennessee Valley Authority, 3.875%, 3/15/28	250,000	251,478
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,334,530)		2,354,882
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Canada — 0.1%
Export Development Canada, 3.875%, 2/14/28	100,000	100,753
Export Development Canada, 4.125%, 2/13/29	100,000	101,746
		202,499
Sweden — 0.1%
Svensk Exportkredit AB, 2.25%, 3/22/27	200,000	196,440
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $396,470)		398,939
SHORT-TERM INVESTMENTS — 13.3%
Money Market Funds — 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	271,754	271,754
State Street Navigator Securities Lending Government Money Market Portfolio(5)	5,922,848	5,922,848
		6,194,602
Treasury Bills(6) — 9.6%
U.S. Treasury Bills, 4.04%, 12/4/25	1,250,000	1,249,597
U.S. Treasury Bills, 3.98%, 12/16/25	3,000,000	2,995,126
U.S. Treasury Bills, 3.97%, 12/18/25	3,000,000	2,994,470
U.S. Treasury Bills, 3.98%, 12/23/25	3,000,000	2,992,862
U.S. Treasury Bills, 3.98%, 12/26/25	3,000,000	2,991,901
U.S. Treasury Bills, 3.95%, 12/30/25	3,000,000	2,990,646
		16,214,602
TOTAL SHORT-TERM INVESTMENTS (Cost $22,409,362)		22,409,204
TOTAL INVESTMENT SECURITIES — 121.5% (Cost $201,720,515)		204,819,171
OTHER ASSETS AND LIABILITIES — (21.5)%		(36,238,926)
TOTAL NET ASSETS — 100.0%		$168,580,245

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	4	March 2026	$469,750	$1,586
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 45	Sell	1.00%	12/20/30	$3,600,000	$77,751	$10,165	$87,916
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	–	Uniform Mortgage-Backed Securities
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,727,022. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,376,996, which represented 0.8% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $329,941.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,922,848.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$105,950,868	—
U.S. Treasury Securities	—	41,463,791	—
U.S. Government Agency Mortgage-Backed Securities	—	32,241,487	—
U.S. Government Agency Securities	—	2,354,882	—
Sovereign Governments and Agencies	—	398,939	—
Short-Term Investments	$6,194,602	16,214,602	—
	$6,194,602	$198,624,569	—
Other Financial Instruments
Futures Contracts	$1,586	—	—
Swap Agreements	—	$87,916	—
	$1,586	$87,916	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.